Accounts and Notes and Other Receivables - Summary of Accounts and Notes and Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,015,734	$ 135,484	$ 4,140,246
Other receivables	56,716	1,914	57,411
Accounts and notes and other receivables	4,072,450	137,398	4,197,657
Gross carrying amount [member]
Disclosure of financial assets [Line Items]
Other receivables	56,716	1,914	57,411
Gross carrying amount [member] | Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,013,705	135,415	4,138,580
Gross carrying amount [member] | Notes receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 2,029	$ 69	1,753
Allowance for impairment losses [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable			$ (87)